As filed with the Securities and Exchange Commission on September 10, 2020

Securities Act Registration No. 333-183489

Investment Company Act Reg. No. 811-22739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 36 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 42 ☒

(Check appropriate box or boxes.)

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue

New York, NY 10010

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

It is proposed that this filing will become effective:

☒   immediately upon filing pursuant to paragraph (b)

☐   on [    ], 2020, pursuant to paragraph (b)(1) of Rule 485

☐   60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐   on [     ], pursuant to paragraph (a)(1) of Rule 485

☐   75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐   on [     ], pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Registration Statement No. 36 under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 10th day of September 2020.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
Reena Aggarwal*	Trustee	September 10, 2020
Reena Aggarwal

Michael A. Pignataro*	Trustee	September 10, 2020
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	September 10, 2020
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and Principal	September 10, 2020
Kirk C. Lehneis	Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial	September 10, 2020
Adefolahan Oyefeso	Officer, and Principal Accounting
Officer

/s/ Matthew V. Curtin
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

3